Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2019 and December 31, 2018, we had the following debt amounts outstanding:

(In US$ millions)	2019	2018
External debt agreements
Term Loan B	2,607.6	2,686.4
West Vela Facility	151.0	191.3
West Polaris Facility	114.9	150.8
Tender Rig Facility	18.6	56.2
Total external debt	2,892.1	3,084.7

Maturities of outstanding debt	The outstanding debt as of December 31, 2019 is repayable as follows:

(In US$ millions)	2019
2020	313.3
2021	2,578.8
Total external debt	2,892.1

Presentation of debt in balance sheet
The below tables show how the above balances are presented in the Consolidated Balance Sheet:

	Outstanding debt as of December 31, 2019
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Debt due within twelve months	313.3	(11.9)	301.4
Long-term external debt	2,578.8	(2.0)	2,576.8
Total interest bearing debt	2,892.1	(13.9)	2,878.2

	Outstanding debt as of December 31, 2018
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Debt due within twelve months	175.1	(12.2)	162.9
Long-term external debt	2,909.6	(13.4)	2,896.2
Total interest bearing debt	3,084.7	(25.6)	3,059.1